Investments accounted for using the equity method	12 Months Ended
Dec. 31, 2022
Investments accounted for using equity method [abstract]
Investments accounted for using the equity method

12.	Investments accounted for using the equity method
The following table summarizes Investments accounted for using the equity method:

	At December 31,
	2022	2021
	(€ million)
Joint ventures	€4,561	€5,635
Associates	195	297
Other	78	90
Total Investments accounted for using the equity method	€4,834	€6,022
The Company's ownership percentages and the carrying value of investments in joint ventures accounted for under the equity method were as follows:

	Ownership percentage		Investment balance
	At December 31,		At December 31,
	2022	2021	2022	2021
Joint ventures	Ownership percentage		(€ million)
Finance companies in partnership with Santander Consumer Finance	50.0%	50.0%	€2,092	€1,896
Finance companies in partnership with BNP Paribas Personal Finance	50.0%	50.0%	718	636
LeaseCo SAS	50.0%	—%	323	—
FCA Bank S.p.A.(1)	50.0%	50.0%	—	1,858
Tofas-Turk Otomobil Fabrikasi A.S.	37.9%	37.9%	932	727
Automotive Cells Company SE (“ACC”)	33.0%	50.0%	177	89
StarPlus Energy LLC	49.0%	—%	141	—
GAC FIAT Chrysler Automobiles Co.	50.0%	50.0%	—	130
Dongfeng Peugeot Citroën Auto Finance Company	—%	25.0%	—	137
Others			178	162
Total			€4,561	€5,635
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(1) The investment in FCA Bank S.p.A for the year ended December 31, 2022 has been reclassified to held for sale. Refer to Note 3, Scope of consolidation for additional information
There were €158 million, €103 million and €7 million of unrecognized losses relating to investments in joint ventures for the years ended December 31, 2022, 2021 and 2020, respectively.
Equity investments of the FCA Group with an acquisition fair value of €2,637 million were recognized on completion of the merger. Refer to Note 3, Scope of consolidation for additional information.
On December 17, 2021, Stellantis announced the intention to reorganize its leasing activities in Europe with the intention to create a European multi-brand operational leasing company with Crédit Agricole Consumer Finance S.A. (“CACF”), (with each of Stellantis and CACF holding a 50 percent interest) that would result from the combination of the leasing activities of Leasys and the activities of Free2Move Lease (“F2ML”), a business unit created within the former Groupe PSA and which aims to develop the business to business (“B2B”) long-term leasing activity. In addition, the joint ventures with BNPP PF and SCF are planned to be reorganized so the joint ventures with BNPP PF will operate financing activities in Germany, Austria and in the UK and joint ventures with SCF will operate financing activities in France, Italy, Spain, Belgium, Poland, the Netherlands and through a commercial agreement with SCF in Portugal. The joint ventures’ financing activities will cover all Stellantis brands. The binding agreements organizing this overall reorganization were signed on March 31, 2022 between Stellantis and each of BNP Paribas Personal Finance, Crédit Agricole Consumer Finance and Santander Consumer Finance and the proposed transactions are targeted to be completed during the first half of 2023, subject to regulatory approvals including from relevant authorities and market regulators.
As a result of the reorganization above of the leasing activities, Leasys was transferred from FCA Bank to LeaseCo, a joint venture held 50 percent by both Stellantis and CACF. Prior to the transaction Stellantis and CACF both held a 50 percent interest indirectly through FCA Bank, and following the transfer both Stellantis and CACF hold a 50 percent interest in Leasys indirectly through LeaseCo. Refer to Note 3, Scope of consolidation for additional information on the FCA Bank investment impairment.
FCA Bank, a joint venture with CACF, operates in Europe, primarily in Italy, France, Germany, UK and Spain. FCA Bank provides retail and dealer financing services in the automotive sector, directly or through its subsidiaries as a partner of the FCA vehicle brands and for Maserati vehicles.
There are two partnerships with Santander Consumer Finance, which covers the activities of financing and insurance of the Peugeot, Citroën and DS brands’ operations in the following countries: France, the United Kingdom, Malta, Spain, Italy, the Netherlands, Belgium, Germany, Austria, Brazil and Poland.
The following tables include summarized financial information relating to the finance companies in partnership with Santander Consumer Finance:

	At December 31,
	2022	2021
	(€ million)
Financial assets	€33,616	€31,959
Of which: Cash and cash equivalents	2,527	2,758
Other assets	1,600	1,147
Financial liabilities	28,558	27,445
Other liabilities	2,474	1,869
Total Equity	4,184	3,792

Carrying amount of interest
Company’s share of net assets	2,092	1,896
Carrying amount of interest	€2,092	€1,896

	Years ended December 31,
	2022	2021	2020
	(€ million)
Interest and similar income	€2,592	€2,300	€2,249
Interest and similar expenses	(1,258)	(997)	(979)
Income tax expense	(219)	(210)	(227)
Profit from continuing operations	690	673	552
Net profit	690	673	552

Net profit attributable to owners of the parent (A)	345	336	276
Other comprehensive income/(loss) attributable to owners of the parent (B)	(8)	15	(24)
Total Comprehensive income attributable to owners of the parent (A+B)	€337	€351	€252
Company’s share of net profit	€345	€336	€276
Tofas, the Company’s joint venture with Koç Holding, is registered with the Turkish Capital Market Board and listed on the İstanbul Stock Exchange. At December 31, 2022, the market value of the Company’s interest in Tofas was €1,572 million (€976 million at December 31, 2021).
The Company's proportionate share of the earnings of its joint ventures, associates and interests in unconsolidated subsidiaries accounted for using the equity method is included within Share of the profit/(loss) of equity method investees in the Consolidated Income Statement. The following table summarizes the share of profits of equity method investees included within Share of the profit/(loss) of equity method investees:

	Years ended December 31,
	2022	2021	2020
	(€ million)
Joint Ventures(1)	€286	€737	€(95)
Associates	13	22	24
Other	(35)	(22)	(3)
Total Share of the profit/(loss) of equity method investees	€264	€737	€(74)
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(1) Includes FCA Bank
Immaterial Joint Ventures and Associates
The aggregate amounts recognized for the Company’s share in all individually immaterial joint ventures and associates accounted for using the equity method were as follows:

	Years ended December 31,
	2022	2021	2020
	(€ million)
Joint ventures:
Profit/(loss) from continuing operations	€(152)	€168	€(372)
Net profit/(loss)	(152)	168	(372)
Other comprehensive loss	(47)	(72)	(4)
Total Other comprehensive (loss)/income	€(199)	€96	€(376)

Associates:
Income/(loss) from continuing operations	€13	€22	€24
Net income/(loss)	13	22	24
Other comprehensive income	—	13	—
Total Other comprehensive income	€13	€35	€24